Acquisitions - Acquired Intangible Assets Useful Lives (Details)	Jul. 31, 2023
Customer agreements and relationships | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Existing technology | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technology | Localz Pty Ltd
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Non-compete covenants | GroundCloud
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years